Operating Segments (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of operating segments [abstract]
Summary of Reportable Segments

Information about reportable segments:

	For the year ended March 31
	Reportable segments
	Air ticketing			Hotels and packages			Bus ticketing			All other segments**			Total
Particulars	2021	2022	2023	2021	2022	2023	2021	2022	2023	2021	2022	2023	2021	2022	2023
Consolidated revenue	57,013	88,712	147,793	67,976	157,267	337,686	24,895	39,896	74,873	13,556	18,047	32,684	163,440	303,922	593,036
Add: Customer inducement costs recorded as a reduction of revenue*	23,513	67,090	135,338	18,652	41,545	90,487	667	1,814	8,025	76	798	1,902	42,908	111,247	235,752
Less: Service cost**	293	311	3,078	19,146	54,760	168,387	2,712	3,397	5,596	66	282	506	22,217	58,750	177,567
Adjusted Margin	80,233	155,491	280,053	67,482	144,052	259,786	22,850	38,313	77,302	13,566	18,563	34,080	184,131	356,419	651,221
Other income													3,672	3,490	2,798
Personnel expenses													(105,661)	(116,924)	(131,968)
Marketing and sales promotion expenses													(22,741)	(51,033)	(101,601)
Customer inducement costs recorded as a reduction of revenue*													(42,908)	(111,247)	(235,752)
Certain loyalty program costs related to "All other segments"**													(91)	—	—
Other operating expenses													(51,075)	(81,575)	(133,698)
Depreciation, amortization and impairment													(33,010)	(29,496)	(27,396)
Finance income													12,100	9,984	10,974
Finance costs													(4,798)	(26,326)	(46,732)
Share of profit (loss) of equity-accounted investees													(168)	34	10
Loss before tax													(60,549)	(46,674)	(12,144)

* For purposes of reporting to the CODM, the segment profitability measure i.e. Adjusted Margin is arrived at by adding back certain customer inducement costs including customers incentives, customer acquisition cost and loyalty program costs, which are recorded as a reduction of revenue and reducing service cost.

**Certain loyalty program costs excluded from service cost amounting to Nil (March 31, 2022: Nil and March 31, 2021: USD 91) for “All other segments”.
Summary of Geographical Segments

In presenting information on the basis of geographical segments, segment revenue is based on the geographical location of customers. Segment assets are based on the geographical location of the assets.

	Revenue			Non-Current Assets*
	For the year ended March 31			As at March 31
Particulars	2021	2022	2023	2022	2023
India	161,313	298,245	564,284	711,292	663,857
United States	32	69	195	378	299
South East Asia	1,375	2,221	11,201	4,505	4,503
Europe	—	18	1,337	—	—
Others	720	3,369	16,019	3,896	4,121
Total	163,440	303,922	593,036	720,071	672,780

* Non-current assets presented above represent property, plant and equipment, intangible assets and goodwill, non-current tax assets, and other non-current assets (excluding financial assets).